UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2001
                                                 ------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:             Calvert Investment Counsel
                  -----------------------------
Address:          206 Village Square/Cross Keys
                  -----------------------------
                  Baltimore, Maryland  21210
                  -----------------------------

Form 13F File Number:   028-06266
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    E. Kingdon Hurlock, Jr., CFA
         -----------------------------
Title:   Principal
         -----------------------------
Phone:   410-435-3270
         -----------------------------

Signature, Place, and Date of Signing:

     /s/ E. Kingdon Hurlock          Baltimore, MD                  10/16/2001
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:
                                                 -------------

Form 13F Information Table Entry Total:           117
                                                 -------------

Form 13F Information Table Value Total:          $ 104,193,426
                                                 -------------
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE



                                                     Form 13F INFORMATION TABLE
                                                                       --INVESTMENT DISCRETION--         --VOTING POWER--
    ITEM 1            ITEM 2      ITEM 3         ITEM 4        ITEM 5                   SHARED
                                               MARKET VALUE  SHARES /      SOLE SHARED  OTHER            SOLE   SHARED    NONE
                                               ------------  --------      ---- -----   -----            ----   ------    ----
NAME OF ISSUER    TITLE OF CLASS   CUSIP          (x$1000)   PAR VALUE     (A)   (B)     (C)   MANAGER   (A)     (B)       (C)
--------------    --------------  ------       ------------  --------      ---  -----   -----  -------   ----   ------    ----



Abbott Labs             COM       002824100      2,812,863      54,250      X                                           54,250

Abbott Labs             COM       002824100         10,370         200                    X                                200

ADC Telecom             COM       000886101        454,049     130,100      X                                          130,100

Automatic Data          COM       053015103        759,414      16,144      X                                           16,144
Processing

Automatic Data          COM       053015103         11,760         250                    X                                250
Processing

American Intl. Group    COM       026874107      1,582,464      20,288      X                                           20,288

American Intl. Group    COM       026874107         42,744         548                    X                                548

AOL Time Warner         COM       00184A105      2,528,840      76,400      X                                           76,400

AOL Time Warner         COM       00184A105         29,790         900                    X                                900

American Express Co.    COM       025816109      2,806,470      96,575      X                                           96,575

Bank of New York        COM       064057102      4,011,875     114,625      X                                          114,625

Bell South              COM       079860102        285,241       6,865      X                                            6,865

Bristol Myers           COM       110122108        288,023       5,184      X                                            5,184
Squibb Co.

BP Amoco PLC            COM       055622104        287,054       5,838      X                                            5,838

Citigroup Inc.          COM       172967101      2,984,121      73,682      X                                           73,682

Citigroup Inc.          COM       172967101         34,425         850                    X                                850

Cardinal Health Inc.    COM       14149Y108        530,000       7,167      X                                            7,167

Cardinal Health Inc.    COM       14149Y108         44,370         600      X                                              600

Carnival Corp. C1 A     COM       143658102        353,972      16,075      X                                           16,075

Clear Channel Comm.     COM       184502102      1,997,279      50,246      X                                           50,246
                                               ----------
                                                21,855,122


Cendant Corp.           COM       151313103        966,643      75,519      X                                           75,519

Constellation Energy    COM       210371100        313,196      12,942      X                                           12,942
Group

Chevron                 COM       166751107      1,464,056      17,275      X                                           17,275

Colgate Palmolive       COM       194162103        291,250       5,000      X                                            5,000

Conseco, Inc.           COM       208464107        151,901      20,923      X                                           20,923

Costco Wholesale        COM       22160K105        469,392      13,200      X                                           13,200

Costco Wholesale        COM       22160K105         32,004         900                    X                                900

Computer Sciences       COM       205363104      1,038,287      31,302      X                                           31,302

Cisco Systems           COM       17275R102      7,073,632     580,758      X                                          580,758

Cisco Systems           COM       17275R102         16,443       1,350                    X                              1,350

CVS Corp                COM       126650100        947,860      28,550      X                                           28,550

DuPont E 1              COM       263534109        474,328      12,642      X                                           12,642

DuPont E 1              COM       263534109          7,504         200                    X                                200

Walt Disney Co.         COM       254687106        775,821      41,666      X                                           41,666

Diamond Offshore        COM       25271C102        803,257      31,850      X                                           31,850

Duke Energy Corp.       COM       264399106      1,041,405      27,514      X                                           27,514

Duke Energy Corp.       COM       264399106         35,958         950                    X                                950

DeVRY Inc.              COM       251893103        332,075       9,250      X                                            9,250

Electronic Data Systems COM       285661104        883,450      15,343      X                                           15,343

EMC Corp.               COM       268648102        280,943      23,910      X                                           23,910
                                                ----------
                                                17,399,405


EMC Corp.               COM       268648102          8,813         750                    X                                750

Equity Office           COM       294741103        235,200       7,350      X                                            7,350
Properties Tr. REIT

El Paso Corporation     COM       28336L109      1,585,756      38,165      X                                           38,165

El Paso Corporation     COM       28336L109         35,318         850                    X                                850

Ericsson Tel ADR        COM       294821400        551,891     158,135      X                                          158,135

FelCor Lodging Trust    COM       31430F101        254,878      18,950      X                                           18,950

Flextronics Intl        COM       Y2573F102        229,079      13,850      X                                           13,850

Flextronics Intl        COM       Y2573F102         22,329      1,350                    X                              1,350

Federal Natonal
Mortgage Assn.          COM       313586109        237,618       2,968      X                                            2,968

First Tr 474JLH
Nasdaq Tgt 15 12/00     COM       30265X476         52,201      11,299      X                                           11,299

General Electric        COM       369604103     11,418,800     306,957      X                                          306,957

General Electric        COM       369604103         40,920       1,100                    X                              1,100

Corning Glass Works     COM       219350105        334,940      37,975      X                                           37,975

Health Care             COM       42191510         544,990      14,174      X                                           14,174
Properties

Home Depot, Inc.        COM       437076102        272,498       6,320      X                                            6,320

Home Depot, Inc.        COM       437076102         30,696         800                    X                                800

Intl Business Machns    COM       459200101        254,248       2,772      X                                            2,772

Intel Corp.             COM       458140100      2,104,809     102,975      X                                          102,975

Intel Corp.             COM       458140100         18,805         920                    X                                920

Jabil Circuit           COM       466313103        223,750      12,500      X                                           12,500
                                                ----------
                                                18,427,538



Johnson & Johnson       COM       478160104        616,048      11,620      X                                           11,620

Johnson & Johnson       COM       478160104         38,780         700                    X                                700

J.P. Morgan Chase       COM       46625H100        623,647      18,262      X                                           18,262

J.P. Morgan Chase       COM       46625H100         13,660         400                    X                                400

Kimberly Clark Corp.    COM       49436810         403,000       6,500      X                                            6,500

Coca Cola               COM       191216100        562,153      11,999      X                                           11,999

Lear Corp.              COM       521865105        606,599      22,450      X                                           22,450

Liberty Media           COM       530718105        837,565      65,950      X                                           65,950
Corp A

Lockheed Martin Corp.   COM       539830109        205,625       4,700      X                                            4,700

Lowes Cos.              COM       548661107      3,140,756      99,234      X                                           99,234

LSI Logic               COM       502161102        314,900      26,800      X                                           26,800

McDonalds Corp.         COM       580135101      1,324,921      48,818      X                                           48,818

Medtronic Inc.          COM       585055106        274,050       6,300      X                                            6,300

Medtronic Inc.          COM       585055106          6,525         150      X                                              150

Mercury Interactive     COM       589405109      1,041,488      54,700      X                                           54,700

McCormick &  Co. Com
Non Vtg.                COM       579780206        260,327       5,684      X                                            5,684

Mutual Risk Mgmt.       COM       628351108        136,420      17,950      X                                           17,950

Philip Morris Cos.      COM       718154107      1,651,421      34,198      X                                           34,198

Motorola Inc.           COM       620076109        883,490      56,634      X                                           56,634

Merck & Co.             COM       589331107      2,376,288      35,680      X                                           35,680
                                                ----------
                                                15,317,664


Nokia Corp ADR          COM       654902204        187,800      12,000      X                                           12,000

Nokia Corp ADR          COM       654902204         18,780       1,200                    X                              1,200

Nextel Communication    COM       65332V103        407,808      47,200      X                                           47,200

Pepsico                 COM       713448108      1,733,148      35,735      X                                           35,735

Pepsico                 COM       713448108         65,475       1,350                    X                              1,350

Conseco Financing       PREF      20847P205        291,248      16,700      X                                           16,700
Trust V 8.7% Pfd

TVA 6.75%, 6/1/28       PREF      880591300        311,922      12,090      X                                           12,090
Ser D Pfd P 6/03

Pfizer Inc.             COM       71708110       2,712,404      67,641      X                                           67,641

Pfizer Inc.             COM       71708110          24,060         600      X                                              600

Proctor & Gamble        COM       742718109        464,837       6,386      X                                            6,386

Putnam Health
Science Tr CL A         COM       746778109        201,525       3,127      X                                            3,127

Pilgrim Prime Rate
Trust                   COM       72146W103         85,239      12,300      X                                           12,300

Qwest Communications    COM       749121109        274,147      16,416      X                                           16,416

Transocean Sedco        COM       G90078109        209,959       7,953      X                                            7,953
Forex Inc.

SBC Communications      COM       78387G103        554,838      11,775      X                                           11,775

Schering-Plough Corp.   COM       806605101      2,394,323      64,537      X                                           64,537

Seligman Growth Fd
CL A                    COM       816335103         45,023      11,485      X                                           11,485

Schlumberger Ltd.       COM       806857108      1,388,183      30,376      X                                           30,376

Schlumberger Ltd.       COM       806857108         27,420         600                    X                                600

Staples Inc.            COM       855030102      1,793,292     134,329      X                                          134,329
                                                ----------
                                                13,191,431



Steinroe Intermed
Bond Fund               COM       858420300        145,112       16,250     X                                            16,250

Service Master Co.      COM       81760N109        325,059       29,311     X                                            29,311

Teva Pharm Inds ADR     COM       881624209      2,952,983       48,850     X                                            48,850

Thermo Electron Corp.   COM       883556102        256,870       14,231     X                                            14,231

TOTAL FINA ELF S.A.     COM       89151E109        881,528       13,050     X                                            13,050

T. Rowe Price
Tax-Free Income Fund    COM       779576107        124,091       12,611     X                                            12,611

Texaco, Inc.            COM       881694103        321,750        4,950     X                                             4,950

Tyco International      COM       902124106      2,886,793       63,446     X                                            63,446

Tyco International      COM       902124106         40,950          900                   X                                 900

Viacom Inc. Cl B        COM       925524308      2,061,927       59,766     X                                            59,766

Verizon Comm            COM       92343V104        940,324       17,378     X                                            17,378

Wachovia Corp.          COM       929771103        275,900        8,900     X                                             8,900

Wells Fargo & Co.       COM       949746101        280,035        6,300     X                                             6,300

Wells Fargo & Co.       COM       949746101         22,225          500                   X                                 500

Wal-Mart                COM       931142103      4,102,313       82,875     X                                            82,875

Exxon Mobil Corp.       COM       30231G102      2,376,529       60,318     X                                            60,318

Exxon Mobil Corp.       COM       30231G102          7,880          200                   X                                 200
                                                ----------
                                                18,002,266


REPORT TOTALS                                  104,193,426
                                               ===========



